Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 3,786	£ 5,013
Other income	44	120
Other compre hensive income	(2,823)	(929)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(348)	769
Other income	(44)	(24)
Other compre hensive income	(2)	(1)
Total	(394)	744
Significant unobservable inputs (Level 3) | Investment properties
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(3)	(1)
Other compre hensive income	0	0
Total	(3)	(1)
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(186)	862
Other income	0	(1)
Other compre hensive income	0	0
Total	(186)	861
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	15	(35)
Other income	0	0
Other compre hensive income	0	0
Total	15	(35)
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	2	(14)
Other income	(1)	0
Other compre hensive income	0	0
Total	1	(14)
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(35)	121
Other income	0	0
Other compre hensive income	0	0
Total	(35)	121
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	(144)	(165)
Other income	(40)	(22)
Other compre hensive income	0	0
Total	(184)	(187)
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other compre hensive income	(2)	(1)
Total	£ (2)	£ (1)